UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.0%	County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$2,750	$1,623,380
	County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,200	1,232,572

			2,855,952

Alaska - 0.5%	Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,317,000

Arizona - 0.5%	Salt Verde Financial Corp., RB, Senior, 5%, 12/01/37	2,000	1,521,640

California - 23.0%	Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.62%, 10/01/24 (a)	10,285	7,852,083
	Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.57%, 10/01/25 (a)	6,000	4,531,140
	Anaheim Public Financing Authority, California, RB, Senior, Public Improvement Project, Series A (FSA), 6.00%, 9/01/24	5,000	5,525,700
	Antelope Valley Community College District, GO, Election of 2004, Series B (MBIA), 5.25%, 8/01/39	600	591,966
	Arcadia Unified School District, California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	1,600	229,024
	Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA), 5.19%, 8/01/37 (b)	2,400	376,512
	California State University, RB, Systemwide, Series A (MBIA), 5.00%, 11/01/35	2,600	2,440,880
	Chino Valley Unified School District COP, GO, Election of 2002, Series C (MBIA), 5.25%, 8/01/30	850	852,167
	City of Redding California, COP, Series A (FSA), 5.00%, 6/01/30	1,720	1,680,698
	Fresno Unified School District, California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	900	886,203
	Los Angeles Department of Water & Power, RB, Series C (MBIA), 5.00%, 7/01/29	5,160	5,162,012
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/29	2,965	3,023,974
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/36	1,655	1,657,962
	Norco Redevelopment Agency, California, TAN, Refunding, Project Area No. 1 (MBIA), 5.13%, 3/01/30	5,000	4,250,650
	Orange County Sanitation District, COP (MBIA), 5.00%, 2/01/33	7,455	7,195,268
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/30	1,500	1,477,320
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/31	900	880,281

Portfolio Abbreviations

The simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	$1,750	$1,404,393
	Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	4,150	4,086,339
	State of California, GO, 5.13%, 6/01/27	20	19,918
	State of California, GO, 5.13%, 6/01/31	60	57,376
	Stockton Public Financing Authority, California, RB, Parking & Capital Projects (MBIA), 5.13%, 9/01/30	6,145	5,721,487
	Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	2,325	2,289,358
	West Basin Municipal Water District, California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	4,882,238

			67,074,949

Colorado - 0.7%	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/27	1,200	1,000,404
	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/33	675	529,301
	Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior, Series A-2, AMT, 7.50%, 4/01/31	420	452,395

			1,982,100

District of Columbia - 2.7%	District of Columbia, RB, Series B-1 (MBIA), 5.00%, 2/01/31	9,600	7,792,224

Florida - 9.5%	Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/33	1,600	1,601,056
	City of Miami Florida, RB, Miami Revenues (MBIA), 5%, 1/01/37	820	745,044
	Collier County School Board, COP, (FSA), 5.00%, 2/15/23	3,000	3,032,430
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	850	858,253
	County of Duval Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	2,300	2,219,040
	County of Miami-Dade Florida, GO, Building Better Community Program, Series B-1, 5.75%, 7/01/33	1,400	1,444,240
	County of Miami-Dade Florida, RB, Miami International Airport (Syncora), AMT, 5.00%, 10/01/40	9,900	8,228,682
	County of Orange Florida, RB, Series B (MBIA), 5.13%, 1/01/32	4,200	4,152,918
	Hillsborough County Aviation Authority, Florida, RB, Series A (AGC), AMT, 5.38%, 10/01/33	1,750	1,578,308
	Miami-Dade County School Board, Florida, COP, Series B (AGC), 5.25%, 5/01/31	1,800	1,801,098
	South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,000	2,084,560

			27,745,629

Georgia - 5.4%	City of Atlanta Georgia, RB, Series A (MBIA), 5.00%, 11/01/33	1,000	886,960
	City of Atlanta Georgia, RB, Series A (MBIA), 5.00%, 11/01/39	4,250	3,646,627
	City of Augusta Georgia, RB (FSA), 5.25%, 10/01/39	2,300	2,324,679
	Municipal Electric Authority of Georgia, RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	8,996,088

			15,854,354

Illinois - 18.6%	Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	1,000	1,095,310
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (FSA), AMT, 5.75%, 1/01/23	5,670	5,735,659

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (Syncora), AMT, 6.00%, 1/01/29	$2,300	$2,313,110
	City of Chicago Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	2,000	1,955,400
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.75%, 1/01/21	9,000	9,015,570
	County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,810,796
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.55%, 6/15/30 (a)	20,120	18,847,812
	Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	10,115	12,576,789

			54,350,446

Indiana - 0.1%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 5.75%, 1/01/34	400	404,712

Iowa - 0.5%	Iowa Finance Authority, RB, Series A, Remarketed (AGC), 5.63%, 8/15/37	1,350	1,343,358

Louisiana - 2.5%	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Capital Projects & Equipment Acquisition, Series A (AMBAC), 6.30%, 7/01/30	1,025	990,540
	Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,373,625
	Louisiana State Transportation Authority, RB, CAB, Senior Lien, La 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	1,235	435,263
	Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project (AMBAC), AMT, 4.70%, 11/01/36	3,650	2,637,746
	State of Louisiana, RB, Series A (FSA), 4.75%, 5/01/39	1,975	1,919,680

			7,356,854

Maryland - 1.6%	Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,645	4,752,810

Massachusetts - 6.5%	Massachusetts HFA, Massachusetts, RB, Rental Mortgage, Series F (FSA), AMT, 5.25%, 1/01/46	5,400	4,943,916
	Massachusetts HFA, Massachusetts, RB, S/F Housing, Series 128 (FSA), AMT, 4.80%, 12/01/27	1,600	1,490,800
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/16	3,100	2,607,968
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/18	4,000	3,045,200
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/19	2,775	1,946,080
	Massachusetts State Water Resource Authority, General Refunding RB, Series A, 5.00%, 8/01/34	2,700	2,715,930
	Massachusetts Water Resources Authority, Refunding RB, General, Series B (FSA), 5.25%, 8/01/28	2,000	2,211,900

			18,961,794

Michigan - 5.3%	City of Detroit Michigan, RB, Second Lien, Series B, Remarketed (FSA), 6.25%, 7/01/36	400	420,488
	City of Detroit Michigan, RB, Second Lien, Series B, Remarketed (FSA), 7.00%, 7/01/36	200	222,360
	City of Detroit Michigan, RB, Second Lien, Series E, Remarketed (FGIC), 5.75%, 7/01/31	2,500	2,582,575

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed (FSA), 7.50%, 7/01/33	$700	$810,516
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	3,600	3,058,488
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII, G (AMBAC), AMT, 5.20%, 9/01/20	1,500	1,424,730
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), AMT, 5.50%, 6/01/30	1,300	1,131,273
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series C (Syncora), AMT, 5.45%, 12/15/32	4,300	3,651,431
	Michigan Strategic Fund, Refunding RB, Detroit Edison Poll, Series C (Syncora), AMT, 5.65%, 9/01/29	2,400	2,140,824

			15,442,685

Minnesota - 1.0%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,723,325
	Dakota County Community Development Agency, RB, Mortgage, Backed Securities Program, Series B (GNMA), AMT, 5.15%, 12/01/38	125	125,269

			2,848,594

Nebraska - 0.6%	County of Washington Nebraska, RB, Cargill Inc. Project, AMT, 5.90%, 11/01/27	1,600	1,598,944

Nevada - 3.6%	City of Carson City Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,439,266
	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	896,393
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A (FGIC), AMT, 4.75%, 9/01/36	75	55,131
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series D (MBIA), AMT, 5.25%, 3/01/38	1,300	1,029,730
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/30	1,500	1,445,295
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/36	3,200	2,942,848
	Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	1,600	1,620,064

			10,428,727

New Jersey - 8.4%	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	600	478,422
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	305	245,784
	New Jersey EDA, RB, Motor Vehicle Sur Revenue, Series A (MBIA), 5.25%, 7/01/31	9,325	9,228,766
	New Jersey EDA, RB, Motor Vehicle Sur Revenue, Series A (MBIA), 5.25%, 7/01/33	7,800	7,582,302
	New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (MBIA), 5.50%, 9/01/28	815	857,494
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.125%, 3/01/28	3,960	4,035,794
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,000	2,179,780

			24,608,342

New York - 4.7%	Erie County Industrial Development Agency, RB, City School District Buffalo Project, Series A (FSA), 5.75%, 5/01/28	1,500	1,566,525

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	$4,000	$4,431,720
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	2,817,128
	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,200	1,289,832
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	2,300	2,356,626
	Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,300	1,338,415

			13,800,246

Oregon - 0.6%	Oregon State Housing & Community Services Department, Oregon, RB, S/F Mortgage Program, Series G, AMT, 5.50%, 1/01/38	1,820	1,847,609

Pennsylvania - 0.6%	Pennsylvania HFA, RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,437,840
	Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	419,076

			1,856,916

Puerto Rico - 1.1%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,318,496

Rhode Island - 2.8%	Providence Public Building Authority, Rhode Island, RB, Series A (FSA), 6.25%, 12/15/10 (c)	4,345	4,723,406
	Rhode Island Economic Development Corporation, RB, Series B (FGIC), 6.50%, 7/01/10 (c)	3,355	3,566,432

			8,289,838

South Carolina - 2.1%	Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,800	3,782,634
	County of Kershaw South Carolina, RB, Kershaw County School District Project (CIFG), 5.00%, 12/01/29	2,365	2,329,241

			6,111,875

Tennessee - 2.9%	Knox County Health Educational & Housing Facilities Board, Tennessee, RB, Refunding & Improvement, Covenant Health, Series A, 5.04%, 1/01/38 (b)	4,100	528,080
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,472,400
	Tennessee Energy Acquisition Corp., Tennessee, RB, Series A, 5.25%, 9/01/26	2,610	2,320,603

			8,321,083

Texas - 14.2%	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,100	2,307,039
	City of Houston Texas, Refunding RB, First Lien, Series A (AGC), 5.38%, 11/15/38	1,350	1,374,057
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series A (MBIA), AMT, 5.50%, 11/01/33	13,000	11,925,680
	Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	4,475	2,011,602
	Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	1,725	1,750,927
	Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light (MBIA), AMT, 5.20%, 5/01/30	2,400	2,078,928
	North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	2,895	2,839,416
	North Texas Tollway Authority, Refunding RB, System, 1st (MBIA), 5.75%, 1/01/40	1,600	1,593,072

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	North Texas Tollway Authority, Refunding RB, System, First Tier, K-2 (AGC), 6.00%, 1/01/38	$4,015	$4,276,176
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A, 6.00%, 1/01/25	625	657,831
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,800	3,962,488
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	7,150	6,490,341

			42,267,557

Utah - 1.7%	Utah Transit Authority, Utah, RB, Series A (FSA), 5.00%, 6/15/36	5,000	5,056,850

Vermont - 0.9%	Vermont HFA, Vermont, RB, Series 27 (FSA), AMT, 4.85%, 11/01/32	3,000	2,711,730

Washington - 0.2%	Port of Tacoma Washington, GO, Series B (AGC), AMT, 4.88%, 12/01/38	515	441,741

Wisconsin - 0.6%	Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit (FSA), 5.00%, 11/15/31	1,675	1,663,744

	Total Municipal Bonds - 124.40%		362,928,799

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Arizona - 0.4%	Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,205,544

California - 3.1%	Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	959	948,027
	Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	2,500	2,391,375
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	404	410,428
	San Diego County Water Authority, COP, Series 2008 A (FSA), 5.00%, 5/01/33	2,810	2,752,395
	Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	1,605	1,560,124
	University of California, RB, Series O, 5.75%, 5/15/34	840	902,362

			8,964,711

District of Columbia - 1.0%	District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,080,375
	District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,770	1,915,270

			2,995,645

Florida - 4.4%	Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,345,281
	Miami-Dade County School Board, Florida, COP Series B (AGC), 5.00%, 5/01/33	12,000	11,578,680

			12,923,961

Georgia - 6.0%	City of Atlanta Georgia, RB, General, Series B (FSA), 5.25%, 1/01/33	17,356	17,474,853

Illinois - 1.4%	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	1,965,853
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	1,999	2,108,127

			4,073,980

Louisiana - 1.9%	State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	5,400	5,433,372

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Massachusetts - 3.7%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	$8,800	$8,932,616
	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	1,800	1,826,763

			10,759,379

Nevada - 3.6%	City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	3,955,982
	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	4,499	4,751,885
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,829	1,931,160

			10,639,027

New Hampshire - 2.6%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (FSA), 5.50%, 8/01/27	7,390	7,504,102

New Jersey - 5.2%	New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	15,250	15,289,040

New York - 0.5%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,349,496

South Carolina - 2.9%	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	3,120	3,176,940
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	2,765	2,801,940
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	1,010	1,019,666
	South Carolina State Public Service Authority, RB, Santee Cooper Series A, 5.50%, 1/01/38	1,275	1,340,943

			8,339,489

Texas - 0.8%	Clear Creek ISD, Texas, GO, Refunding, School Building, 5.00%, 2/15/33	2,200	2,249,599

Virginia - 0.9%	Fairfax County IDA, Virginia, RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	355,818
	Virginia HDA, RB, Series H, Sub-Series H1 (MBIA), 5.35%, 7/01/31	2,310	2,324,068

			2,679,886

Washington - 1.4%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	4,004	4,030,787

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 39.8%		115,912,871

	Total Long-Term Investments (Cost - 500,476,951) - 164.2%		478,841,670

	Short-Term Securities

Pennsylvania - 3.4%	City of Philadelphia Pennsylvania, VRDN, GO, Multi-Mode, Refunding, Series B (FSA), 2.50%, 8/07/09 (e)	10,000	10,000,000

		Shares

Money Market Fund - 1.4%	FFI Institutional Tax-Exempt Fund, 0.42% (f)(g)	4,000,000	4,000,000

	Total Short-Term Securities (Cost - $14,000,000) - 4.8%		14,000,000

	Total Investments (Cost - $514,476,951*) - 169.0%		492,841,670
	Other Assets Less Liabilities - 1.3%		3,626,594
	Liability for Trust Certificates, Including Interest Expense Payable - (21.3)%		(62,185,573)
	Preferred Shares, at Redemption Value - (49.0)%		(142,605,616)

	Net Assets Applicable to Common Shares - 100.0%		$291,677,075

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$444,140,488

Gross unrealized appreciation	$12,473,563
Gross unrealized depreciation	(25,886,852)

Net unrealized depreciation	$(13,413,289)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(b)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$697,507	$8,364

(g)	Represents the current yield as of report date.

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$4,000,000
Level 2 - Long Term Investments[1]	478,841,670
Short-Term Securities	10,000,000
Level 3	—

Total	$492,841,670

[1] See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2009